Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Intangible Assets, net
Intangible Assets, net

Note 11 – Intangible Assets, net

Intangible assets stated at cost less accumulated amortization consisted of the following:

	December 31,	December 31,
	2025	2024
Software	$6,484	$6,212
Patents	215,846	206,791
Subtotal	222,330	213,003
Less: Accumulated amortization	(51,545)	(28,456)
Intangible assets, net	$170,785	$184,547

Amortization expense for intangible assets totaled $21,253, $21,071 and $10,920 for the years ended December 31, 2025, 2024 and 2023, respectively.